INVENTORY, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY, NET

NOTE 5 – INVENTORY, NET

The following summarizes inventory:

	June 30,	December 31,
	2025	2024
Inventory - raw materials	$3,146,670	$2,797,705
Less reserve allowance for obsolescence	(448,360)	(448,360)
Inventory, net	$2,698,310	$2,349,345

NOTE 5 – INVENTORY, NET

The following summarizes inventory as of December 31:

	2024	2023
Inventory - raw materials	$2,797,705	$2,548,134
Less reserve allowance for obsolescence	(448,360)	(429,050)
Inventory, net	$2,349,345	$2,119,084